INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 2,124	$ 2,164
Work in progress	1,482	1,634
Finished products	4,541	4,554
Total inventory	$ 8,147	$ 8,352